STOCK-BASED COMPENSATION - Restricted shares (Details) - shares		12 Months Ended
	Oct. 13, 2018	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted - Shares		0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning Balance - Shares		821,644	808,400
Granted - Shares		0	396,200
Vested - Shares	(120,000)	(500,844)	(382,956)
Non-vested, Ending Balance - Shares		320,800	821,644